Related-party transactions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	May 02, 2025	Dec. 11, 2024	Dec. 20, 2023
Pierre Broqua
Related-party transactions
Amount payable to related parties for patent intellectual property rights unconditional amount				€ 50,000
Amount payable to related parties of patent intellectual property, conditional amount				50,000
Expenses under social security agreement in connection with employee's departure	€ 0
Pierre Broqua | Maximum
Related-party transactions
Amount payable to related parties for transfer of patent intellectual property rights				€ 100,000
Pierre Broqua | Invention's patentability
Related-party transactions
Amount payable to related party			€ 500
Pierre Broqua | Patenting
Related-party transactions
Amount payable to related party			5,000
Pierre Broqua | Marketing authorization
Related-party transactions
Amount payable to related party			20,000
Pierre Broqua | Commercial exploitation
Related-party transactions
Amount payable to related party			€ 30,000
Frederic Cren
Related-party transactions
Expenses under social security agreement in connection with employee's departure	0
Expenses under transactional memorandum of understanding in connection with employee's departure	€ 961,040
Samsara Bio Capital L.p
Related-party transactions
Number of shares subscribed		6,637,037
Subscription price of shares and prefunded warrants		€ 8,959,999.95